Revenue	3 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue

4. REVENUE

Disaggregation of revenue

There is significant homogeneity amongst the Company’s revenue-generating activities. In all service lines, the Company provides a “suite of services” to fulfill a customer purchase/service order, encompassing personnel, use of Company equipment, and supplies required to perform the services. Over 98% percent of the Company’s revenue is from the MENA region with the majority sourced from governmental customers, predominantly in Oman and Saudi Arabia. Information regularly reviewed by the chief operating decision maker (“CODM”) for evaluating the financial performance of operating segments is focused on the timing of when the services are performed during a well’s lifecycle. Production Services are services performed during the production stage of a well’s lifecycle. Drilling and Evaluation Services are services performed during the pre-production stages of a well’s lifecycle.

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in thousands):

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Revenue by Phase in Well’s Lifecycle:
Production Services	$133,190	$92,113
Drilling and Evaluation Services	66,109	59,591
Total revenue by phase in well’s life cycle	$199,299	$151,704